American Century Investments®
Quarterly Portfolio Holdings
Disciplined Value Fund
March 31, 2026

Disciplined Value Fund - Schedule of Investments
MARCH 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.7%
Lockheed Martin Corp.	53,994	32,633,434
Air Freight and Logistics — 1.7%
FedEx Corp.	53,445	19,036,040
United Parcel Service, Inc., Class B	132,952	13,079,818
		32,115,858
Automobile Components — 0.9%
Aptiv PLC(1)	114,555	7,954,699
Autoliv, Inc.	18,847	1,981,951
BorgWarner, Inc.	137,073	7,437,581
		17,374,231
Banks — 10.2%
Bank of America Corp.	531,722	25,921,447
Citigroup, Inc.	350,039	39,697,923
JPMorgan Chase & Co.	221,267	65,087,901
Truist Financial Corp.	451,431	20,752,283
U.S. Bancorp	613,070	31,885,771
Wells Fargo & Co.	78,767	6,270,641
		189,615,966
Beverages — 0.8%
Monster Beverage Corp.(1)	87,705	6,355,104
PepsiCo, Inc.	51,377	7,978,335
		14,333,439
Biotechnology — 4.1%
AbbVie, Inc.	55,701	12,114,410
Amgen, Inc.	27,993	9,849,337
Gilead Sciences, Inc.	255,014	35,541,301
Incyte Corp.(1)	80,733	7,598,590
Neurocrine Biosciences, Inc.(1)	43,574	5,740,439
United Therapeutics Corp.(1)	5,417	3,212,173
Vertex Pharmaceuticals, Inc.(1)	4,698	2,097,845
		76,154,095
Broadline Retail — 1.5%
Amazon.com, Inc.(1)	109,246	22,752,664
Dillard's, Inc., Class A	4,955	2,834,805
eBay, Inc.	23,197	2,111,391
Etsy, Inc.(1)	11,622	580,868
		28,279,728
Building Products — 0.9%
Allegion PLC	48,106	6,989,321
AZZ, Inc.	15,321	1,917,117
Masco Corp.	115,612	6,979,496
		15,885,934
Capital Markets — 2.4%
Cboe Global Markets, Inc.	67,971	19,104,609
Evercore, Inc., Class A	2,629	784,783
Houlihan Lokey, Inc.	1,182	169,759
Interactive Brokers Group, Inc., Class A	223,476	14,988,535
MSCI, Inc.	18,366	9,899,458
		44,947,144

Chemicals — 0.3%
Axalta Coating Systems Ltd.(1)	123,801	3,429,288
NewMarket Corp.	2,993	1,918,363
		5,347,651
Commercial Services and Supplies — 0.2%
MSA Safety, Inc.	9,022	1,479,157
Veralto Corp.	27,968	2,472,930
		3,952,087
Communications Equipment — 1.8%
Arista Networks, Inc.(1)	15,490	1,901,862
Cisco Systems, Inc.	275,702	21,391,718
F5, Inc.(1)	37,645	10,891,828
		34,185,408
Construction and Engineering — 1.3%
API Group Corp.(1)	35,367	1,433,071
EMCOR Group, Inc.	15,823	11,682,279
Granite Construction, Inc.	25,613	3,070,486
Primoris Services Corp.	23,606	3,376,602
Valmont Industries, Inc.	10,431	4,167,915
		23,730,353
Consumer Finance — 0.3%
Synchrony Financial	69,613	4,735,076
Consumer Staples Distribution & Retail — 5.6%
Costco Wholesale Corp.	15,616	15,560,251
Dollar General Corp.	124,341	14,763,007
Kroger Co.	381,674	27,617,931
Maplebear, Inc.(1)	89,677	3,359,301
Performance Food Group Co.(1)	67,679	5,797,383
Sysco Corp.	125,604	8,959,333
Target Corp.	24,481	2,967,097
U.S. Foods Holding Corp.(1)	89,701	8,271,329
Walmart, Inc.	139,279	17,309,594
		104,605,226
Containers and Packaging — 0.4%
Crown Holdings, Inc.	81,739	8,194,335
Distributors — 0.1%
LKQ Corp.	32,136	943,834
Diversified Consumer Services — 0.2%
ADT, Inc.	339,469	2,230,312
Covista, Inc.(1)	12,485	1,438,896
Frontdoor, Inc.(1)	10,877	574,958
		4,244,166
Diversified Telecommunication Services — 0.2%
Comcast Corp., Class A	25,036	718,784
Verizon Communications, Inc.	62,325	3,128,715
		3,847,499
Electric Utilities — 1.6%
Duke Energy Corp.	143,841	18,834,541
Evergy, Inc.	126,083	10,328,719
		29,163,260
Electrical Equipment — 1.2%
Acuity, Inc.	17,196	4,818,663
Generac Holdings, Inc.(1)	32,377	6,324,199
Nextpower, Inc., Class A(1)	55,311	6,667,741
Regal Rexnord Corp.	24,071	4,507,536
		22,318,139

Electronic Equipment, Instruments and Components — 1.4%
Jabil, Inc.	7,563	2,008,960
TE Connectivity PLC	92,092	19,249,070
Zebra Technologies Corp., Class A(1)	26,763	5,595,608
		26,853,638
Energy Equipment and Services — 3.4%
Halliburton Co.	138,001	5,380,659
NOV, Inc.	267,569	5,032,973
SLB Ltd.	693,223	35,624,730
TechnipFMC PLC	225,961	15,620,684
Weatherford International PLC	15,348	1,451,614
		63,110,660
Entertainment — 0.3%
Roku, Inc.(1)	12,530	1,185,589
Spotify Technology SA(1)	8,821	4,277,391
		5,462,980
Financial Services — 4.0%
Affirm Holdings, Inc.(1)	30,344	1,390,362
Berkshire Hathaway, Inc., Class B(1)	50,394	24,148,805
Block, Inc.(1)	111,646	6,718,856
Fiserv, Inc.(1)	15,392	858,874
Mastercard, Inc., Class A	47,569	23,768,327
PayPal Holdings, Inc.	397,801	17,992,539
		74,877,763
Food Products — 0.5%
Hershey Co.	23,610	4,908,283
Tyson Foods, Inc., Class A	56,536	3,622,261
		8,530,544
Ground Transportation — 0.4%
Lyft, Inc., Class A(1)	91,116	1,211,843
Ryder System, Inc.	8,093	1,656,718
Uber Technologies, Inc.(1)	69,465	4,996,617
		7,865,178
Health Care Equipment and Supplies — 1.5%
Align Technology, Inc.(1)	41,306	7,081,088
LivaNova PLC(1)	35,308	2,244,176
Medtronic PLC	226,245	19,604,129
		28,929,393
Health Care Providers and Services — 4.8%
Cardinal Health, Inc.	33,458	7,070,010
Cigna Group	24,028	6,409,469
CVS Health Corp.	157,095	11,282,563
HCA Healthcare, Inc.	68,157	32,254,619
Labcorp Holdings, Inc.	10,630	2,836,190
Quest Diagnostics, Inc.	12,851	2,518,539
UnitedHealth Group, Inc.	100,197	27,112,306
		89,483,696
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	16,512	2,900,498
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	335,290	6,424,156
Hotels, Restaurants and Leisure — 1.5%
Airbnb, Inc., Class A(1)	20,257	2,558,054
Booking Holdings, Inc.	1,583	6,664,937
DoorDash, Inc., Class A(1)	22,322	3,351,648

Expedia Group, Inc.	49,297	11,382,184
Yum! Brands, Inc.	27,068	4,208,533
		28,165,356
Household Durables — 0.6%
DR Horton, Inc.	80,344	11,024,804
Household Products — 2.4%
Colgate-Palmolive Co.	238,735	20,347,384
Procter & Gamble Co.	170,814	24,672,374
		45,019,758
Insurance — 3.3%
Allstate Corp.	16,407	3,401,827
Hartford Insurance Group, Inc.	94,756	12,813,854
Progressive Corp.	172,696	34,235,255
Travelers Cos., Inc.	35,112	10,241,468
		60,692,404
Interactive Media and Services — 3.4%
Alphabet, Inc., Class A	20,505	5,896,418
Alphabet, Inc., Class C	131,605	37,752,210
Cargurus, Inc.(1)	109,028	3,712,403
Match Group, Inc.	134,761	4,138,510
Meta Platforms, Inc., Class A	15,120	8,650,606
Pinterest, Inc., Class A(1)	182,855	3,353,561
		63,503,708
IT Services — 2.5%
Accenture PLC, Class A	93,557	18,551,417
Cognizant Technology Solutions Corp., Class A	29,856	1,831,666
International Business Machines Corp.	87,920	21,310,929
Twilio, Inc., Class A(1)	44,173	5,557,847
		47,251,859
Leisure Products — 0.5%
Hasbro, Inc.	75,810	7,095,816
Mattel, Inc.(1)	187,453	2,723,692
		9,819,508
Machinery — 4.6%
Caterpillar, Inc.	6,856	4,857,202
Cummins, Inc.	61,961	33,336,257
Donaldson Co., Inc.	59,147	5,019,806
Flowserve Corp.	95,475	7,018,367
Lincoln Electric Holdings, Inc.	25,089	6,249,168
Middleby Corp.(1)	13,663	1,811,441
Mueller Industries, Inc.	62,858	6,964,666
Oshkosh Corp.	46,683	6,872,205
Otis Worldwide Corp.	64,410	4,964,723
Toro Co.	57,953	5,415,128
Watts Water Technologies, Inc., Class A	9,907	2,875,903
		85,384,866
Media — 0.6%
Fox Corp., Class A	117,631	6,869,650
Nexstar Media Group, Inc., Class A	15,885	2,872,485
Omnicom Group, Inc.	18,933	1,425,844
		11,167,979
Metals and Mining — 1.5%
Coeur Mining, Inc.(1)	49,633	931,611
Newmont Corp.	182,316	19,735,707
Reliance, Inc.	25,880	7,865,450
		28,532,768

Oil, Gas and Consumable Fuels — 2.7%
Devon Energy Corp.	339,308	17,073,979
Expand Energy Corp.	125,271	13,752,250
Exxon Mobil Corp.	70,327	11,931,679
Gulfport Energy Corp.(1)	5,842	1,235,992
Permian Resources Corp.	308,576	6,578,840
		50,572,740
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	93,118	1,498,269
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	32,984	2,000,480
Jazz Pharmaceuticals PLC(1)	46,579	8,805,760
Johnson & Johnson	256,353	62,662,927
Merck & Co., Inc.	428,544	51,549,558
		125,018,725
Professional Services — 0.9%
Broadridge Financial Solutions, Inc.	2,536	412,049
Genpact Ltd.	93,143	3,469,577
Huron Consulting Group, Inc.(1)	17,320	2,208,127
Leidos Holdings, Inc.	69,827	10,859,495
		16,949,248
Real Estate Management and Development — 0.3%
Jones Lang LaSalle, Inc.(1)	20,061	6,104,963
Semiconductors and Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.(1)	23,796	4,840,820
Amkor Technology, Inc.	86,676	3,903,020
Applied Materials, Inc.	2,563	876,008
Broadcom, Inc.	23,038	7,130,491
Cirrus Logic, Inc.(1)	29,508	4,267,447
KLA Corp.	20,970	30,876,438
Marvell Technology, Inc.	62,488	6,189,437
Micron Technology, Inc.	57,773	19,518,030
NVIDIA Corp.	5,903	1,029,483
NXP Semiconductors NV	78,363	15,426,540
QUALCOMM, Inc.	178,846	23,031,788
		117,089,502
Software — 3.5%
Adobe, Inc.(1)	76,826	18,674,864
AppLovin Corp., Class A(1)	18,557	7,385,686
Docusign, Inc.(1)	46,837	2,220,542
Microsoft Corp.	10,923	4,043,367
Salesforce, Inc.	91,508	17,081,798
Workday, Inc., Class A(1)	25,790	3,350,637
Zoom Communications, Inc., Class A(1)	145,141	11,667,885
		64,424,779
Specialized REITs — 0.3%
Public Storage	23,411	6,341,572
Specialty Retail — 1.3%
Best Buy Co., Inc.	63,925	4,103,985
Gap, Inc.	125,740	3,042,908
Lowe's Cos., Inc.	51,862	12,253,953
Signet Jewelers Ltd.	37,364	3,162,489
Ulta Beauty, Inc.(1)	4,566	2,386,694
		24,950,029

Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc.	43,540	11,050,016
NetApp, Inc.	37,117	3,800,410
Sandisk Corp.(1)	1,242	789,092
		15,639,518
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	53,936	5,398,454
Ralph Lauren Corp.	412	141,724
		5,540,178
Trading Companies and Distributors — 1.2%
Core & Main, Inc., Class A(1)	79,992	3,951,605
Ferguson Enterprises, Inc.	66,354	15,477,734
Rush Enterprises, Inc., Class A	40,846	2,700,329
		22,129,668
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	24,912	1,866,905
TOTAL COMMON STOCKS (Cost $1,502,427,388)		1,859,734,475
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	52,906	52,906
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 4/30/28, valued at $9,091,314), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $8,913,906)		8,913,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,965,906)		8,965,906
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,511,393,294)		1,868,700,381
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,635,775)
TOTAL NET ASSETS — 100.0%		$1,867,064,606

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,859,734,475	—	—
Short-Term Investments	52,906	$8,913,000	—
	$1,859,787,381	$8,913,000	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.